DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued operations
Discontinued Operations
The operating results of Eagle Ford Hunter, Inc. ("Eagle Ford Hunter"), which has historically been included as part of the U.S. Upstream operating segment, have been reclassified as discontinued operations in the consolidated statements of operations for

Hunter Disposal LLC [Member]
Discontinued operations
Discontinued Operations
The operating results of Hunter Disposal, LLC and the Cinco Terry property have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 as detailed in the table below:

	(1)Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues	$2,400	$13,047	$6,486
Operating expenses	(2,047)	(10,049)	(3,750)
Income tax expense and other	(123)	(1,063)	(1,208)
Gain on sale of discontinued operations (net of tax of $1.3 million, none, and $2.3 million)	2,409	—	4,329
Income from discontinued operations, net of tax	$2,639	$1,935	$5,857

(1)   Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.

Eagle Ford Hunter
Discontinued operations
Discontinued Operations
The operating results of Eagle Ford Hunter,and MHP, which have historically been included as part of the U.S. Upstream operating segment, WHI Canada, which has historically been included as part of the Canadian Upstream operating segment have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 as detailed in the table below:

	Year Ended December 31,
	2012	2011		2010
	(in thousands)
Revenues	$131,243	$47,586		$741
Operating expenses	(158,080)	(69,382)	(1)	(610)
Income tax expense and other	7,133	263		(46)
Income (loss) from discontinued operations, net of tax	$(19,704)	$(21,533)		$85